Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 817,764		$ 887,138	[1]	$ 793,239	[1]
Cost of goods sold and services rendered	(611,946)		(671,173)	[1]	(609,965)	[1]
Initial recognition and changes in fair value of biological assets and agricultural produce	122,729		68,589	[1]	16,195	[1]
Changes in net realizable value of agricultural produce after harvest	7,005		1,825	[1]	(909)	[1]
Margin on manufacturing and agricultural activities before operating expenses	335,552		286,379	[1]	198,560	[1]
General and administrative expenses	(53,428)		(57,202)	[1]	(56,080)	[1]
Selling expenses	(95,058)		(106,972)	[1]	(90,215)	[1]
Other operating income, net	1,987		(822)	[1]	104,232	[1]
Profit from operations	189,053		121,383	[1]	156,497	[1]
Depreciation and amortization	(141,872)		(174,241)		(154,254)
Net (loss) / gain from Fair value adjustment of investment property	1,077		(325)		13,409
Reverse of revaluation surplus derived from the disposals of assets before taxes	0	[2]	0	[3]
Right of use assets	209,694		238,053	[4]	0		$ 204,937
Investment property	31,179		34,295	[4]	40,725
Biological assets	165,693		130,436		105,387
Finished goods	77,041		65,278		79,758			$ 61,888
Borrowings	971,090		968,280		862,116
Lease liabilities	195,772		216,384		0		$ 178,143
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	822,475		891,554		810,609
Cost of goods sold and services rendered	(615,775)		(675,187)		(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	124,742		70,295		31,025
Changes in net realizable value of agricultural produce after harvest	7,076		1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	338,518		288,204		221,095
General and administrative expenses	(54,138)		(57,797)		(56,426)
Selling expenses	(95,866)		(107,628)		(92,154)
Other operating income, net	2,033		(1,137)		99,727
Profit from operations	190,547		121,642		172,242
Depreciation and amortization	(142,288)		(174,578)		(153,169)
Net (loss) / gain from Fair value adjustment of investment property	1,080		(927)		10,680
Reverse of revaluation surplus derived from the disposals of assets before taxes	10,198		8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	32,975		1,720		(30,281)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	91,767		68,575		61,306
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)		(481)		(647)
Changes in net realizable value of agricultural produce after harvest (realized)	7,557		2,023		3,351
Farmlands and farmland improvements, net	715,751		734,865
Machinery, equipment and other fixed assets, net	279,972		445,677
Bearer plants, net	304,829		253,520
Work in progress	57,740		59,158
Right of use assets	209,694		238,053
Investment property	31,179		34,295
Goodwill	14,482		20,020
Biological assets	165,693		130,436
Finished goods	77,041		65,278
Raw materials, stocks held by third parties and others	56,420		47,512
Total segment assets	1,912,801		2,028,814
Borrowings	971,090		968,280
Lease liabilities	195,772		216,384
Total segment liabilities	1,166,862		1,184,664
Corporate
Disclosure of operating segments [line items]
Profit from operations	(19,682)
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	168,461		166,446		155,418
Cost of goods sold and services rendered	(149,250)		(156,510)		(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	40,843		29,741		28,667
Changes in net realizable value of agricultural produce after harvest	7,007		1,825		(909)
Margin on manufacturing and agricultural activities before operating expenses	67,061		41,502		26,240
General and administrative expenses	(6,694)		(5,533)		(4,202)
Selling expenses	(17,998)		(12,724)		(5,447)
Other operating income, net	(12,853)		(2,508)		6,540
Profit from operations	29,516		20,737		23,131
Depreciation and amortization	(5,286)		(4,799)		(2,026)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Biological assets	47,489		38,404		27,347
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	101,862		101,156		95,403
Cost of goods sold and services rendered	(73,830)		(73,951)		(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	18,677		12,215		4,125
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	46,709		39,420		24,555
General and administrative expenses	(6,899)		(6,605)		(5,939)
Selling expenses	(13,923)		(20,574)		(14,090)
Other operating income, net	713		267		217
Profit from operations	26,600		12,508		4,743
Depreciation and amortization	(6,505)		(6,823)		(6,316)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Biological assets	29,062		21,484		17,173
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	133,474		83,822		29,710
Cost of goods sold and services rendered	(116,007)		(76,694)		(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,344		13,510		5,455
Changes in net realizable value of agricultural produce after harvest	(2)		0		0
Margin on manufacturing and agricultural activities before operating expenses	29,809		20,638		7,038
General and administrative expenses	(4,788)		(4,098)		(2,280)
Selling expenses	(13,540)		(6,234)		(942)
Other operating income, net	(186)		(703)		(997)
Profit from operations	11,295		9,603		2,819
Depreciation and amortization	(6,568)		(4,966)		(2,533)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Biological assets	12,933		11,521		10,298
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	2,508		3,931		1,770
Cost of goods sold and services rendered	(1,962)		(3,452)		(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,256		13		(1,199)
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	1,802		492		(742)
General and administrative expenses	(118)		(150)		(164)
Selling expenses	(214)		(182)		(149)
Other operating income, net	1,067		(354)		13,396
Profit from operations	2,537		(194)		12,341
Depreciation and amortization	(135)		(177)		(177)
Net (loss) / gain from Fair value adjustment of investment property	1,077		(325)		13,409
Biological assets	4,703		3,673		3,094
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	411,016		359,771		299,671
Cost of goods sold and services rendered	(344,878)		(314,621)		(274,627)
Initial recognition and changes in fair value of biological assets and agricultural produce	75,133		57,185		51,878
Changes in net realizable value of agricultural produce after harvest	7,076		1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	148,347		103,877		79,626
General and administrative expenses	(18,877)		(16,553)		(11,498)
Selling expenses	(46,476)		(40,347)		(22,534)
Other operating income, net	(11,235)		(3,592)		14,687
Profit from operations	71,759		43,385		60,281
Depreciation and amortization	(18,896)		(16,901)		(9,967)
Net (loss) / gain from Fair value adjustment of investment property	1,080		(927)		10,680
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	13,293		2,571		7,527
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	61,840		54,614		44,351
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)		(481)		(647)
Changes in net realizable value of agricultural produce after harvest (realized)	7,557		2,023		3,351
Farmlands and farmland improvements, net	651,686		671,271
Machinery, equipment and other fixed assets, net	126,482		129,373
Bearer plants, net	685		592
Work in progress	43,744		43,734
Right of use assets	8,035		5,316
Investment property	31,179		34,295
Goodwill	10,281		14,603
Biological assets	94,187		75,082
Finished goods	42,726		28,414
Raw materials, stocks held by third parties and others	34,107		27,309
Total segment assets	1,043,112		1,029,989
Borrowings	180,539		173,909
Lease liabilities	10,294		5,725
Total segment liabilities	190,833		179,634
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	170,114		168,938		164,538
Cost of goods sold and services rendered	(150,745)		(159,197)		(165,988)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777		30,290		36,422
Changes in net realizable value of agricultural produce after harvest	7,078		1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	68,224		41,573		37,676
General and administrative expenses	(6,816)		(5,446)		(4,239)
Selling expenses	(18,265)		(12,852)		(5,921)
Other operating income, net	(12,846)		(2,283)		4,799
Profit from operations	30,297		20,992		32,315
Depreciation and amortization	(5,397)		(4,662)		(1,697)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	12,211		6,091		8,205
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	29,566		24,199		28,217
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)		(481)		(647)
Changes in net realizable value of agricultural produce after harvest (realized)	7,559		2,023		3,351
Farmlands and farmland improvements, net	454,212		474,922
Machinery, equipment and other fixed assets, net	39,517		29,038
Bearer plants, net	685		592
Work in progress	820		11,457
Right of use assets	4,275		4,378
Investment property	0		0
Goodwill	5,720		9,896
Biological assets	47,489		38,404
Finished goods	30,267		17,830
Raw materials, stocks held by third parties and others	21,893		17,187
Total segment assets	604,878		603,704
Borrowings	37,111		28,045
Lease liabilities	5,920		4,857
Total segment liabilities	43,031		32,902
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	102,886		102,162		100,013
Cost of goods sold and services rendered	(74,395)		(74,480)		(75,739)
Initial recognition and changes in fair value of biological assets and agricultural produce	19,449		13,194		8,967
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	47,940		40,876		33,241
General and administrative expenses	(7,045)		(6,752)		(5,070)
Selling expenses	(14,170)		(21,072)		(15,465)
Other operating income, net	731		282		275
Profit from operations	27,456		13,334		12,981
Depreciation and amortization	(6,652)		(6,994)		(5,846)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	3,975		509		(181)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	15,474		12,685		9,148
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0		0		0
Farmlands and farmland improvements, net	141,661		142,864
Machinery, equipment and other fixed assets, net	18,567		25,425
Bearer plants, net	0		0
Work in progress	23,381		15,669
Right of use assets	2,472		567
Investment property	0		0
Goodwill	792		3,890
Biological assets	29,062		21,484
Finished goods	5,970		5,805
Raw materials, stocks held by third parties and others	4,519		4,876
Total segment assets	226,424		220,580
Borrowings	39,686		45,602
Lease liabilities	3,063		490
Total segment liabilities	42,749		46,092
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	135,471		84,767		33,201
Cost of goods sold and services rendered	(117,754)		(77,532)		(31,488)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,638		13,741		7,295
Changes in net realizable value of agricultural produce after harvest	(2)		0		0
Margin on manufacturing and agricultural activities before operating expenses	30,353		20,976		9,008
General and administrative expenses	(4,896)		(4,188)		(2,034)
Selling expenses	(13,824)		(6,252)		(983)
Other operating income, net	(189)		(635)		(1,055)
Profit from operations	11,444		9,901		4,936
Depreciation and amortization	(6,709)		(5,064)		(2,253)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(5,151)		(3,957)		(599)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	17,789		17,698		7,894
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	(2)		0		0
Farmlands and farmland improvements, net	1,911		611
Machinery, equipment and other fixed assets, net	67,859		74,403
Bearer plants, net	0		0
Work in progress	18,365		15,394
Right of use assets	1,288		371
Investment property	0		0
Goodwill	3,769		0
Biological assets	12,933		11,521
Finished goods	6,489		4,779
Raw materials, stocks held by third parties and others	7,377		5,156
Total segment assets	119,991		112,235
Borrowings	103,742		100,262
Lease liabilities	1,311		378
Total segment liabilities	105,053		100,640
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	2,545		3,904		1,919
Cost of goods sold and services rendered	(1,984)		(3,412)		(1,412)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269		(40)		(806)
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	1,830		452		(299)
General and administrative expenses	(120)		(167)		(155)
Selling expenses	(217)		(171)		(165)
Other operating income, net	1,069		(956)		10,668
Profit from operations	2,562		(842)		10,049
Depreciation and amortization	(138)		(181)		(171)
Net (loss) / gain from Fair value adjustment of investment property	1,080		(927)		10,680
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,258		(72)		102
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(989)		32		(908)
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0		0		0
Farmlands and farmland improvements, net	53,902		52,874
Machinery, equipment and other fixed assets, net	539		507
Bearer plants, net	0		0
Work in progress	1,178		1,214
Right of use assets	0		0
Investment property	31,179		34,295
Goodwill	0		817
Biological assets	4,703		3,673
Finished goods	0		0
Raw materials, stocks held by third parties and others	318		90
Total segment assets	91,819		93,470
Borrowings	0		0
Lease liabilities	0		0
Total segment liabilities	0		0
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(270,897)		(360,566)		(348,616)
Biological assets	71,506		55,354		47,475
Finished goods	34,315		36,864		39,937			$ 32,266
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	411,459		531,783		510,938
Cost of goods sold and services rendered	(270,897)		(360,566)		(348,616)
Initial recognition and changes in fair value of biological assets and agricultural produce	49,609		13,110		(20,853)
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	190,171		184,327		141,469
General and administrative expenses	(15,942)		(21,925)		(25,302)
Selling expenses	(49,188)		(67,116)		(69,442)
Other operating income, net	5,495		126		48,357
Profit from operations	130,536		95,412		95,082
Depreciation and amortization	(122,516)		(157,657)		(143,202)
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	19,682		(851)		(37,808)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	29,927		13,961		16,955
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0		0		0
Farmlands and farmland improvements, net	64,065		63,594
Machinery, equipment and other fixed assets, net	153,490		316,304
Bearer plants, net	304,144		252,928
Work in progress	13,996		15,424
Right of use assets	201,365		231,832
Investment property	0		0
Goodwill	4,201		5,417
Biological assets	71,506		55,354
Finished goods	34,315		36,864
Raw materials, stocks held by third parties and others	22,313		20,203
Total segment assets	869,395		997,920
Borrowings	632,985		612,329
Lease liabilities	185,155		209,700
Total segment liabilities	818,140		822,029
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	0
General and administrative expenses	(4)
Selling expenses	0
Other operating income, net	7,920
Profit from operations	7,916
Depreciation and amortization	0
Net (loss) / gain from Fair value adjustment of investment property	0
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0		0		0
Cost of goods sold and services rendered	0		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0		0		0
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	0		0		0
General and administrative expenses	0		0		0
Selling expenses	0		0		0
Other operating income, net	7,934		2,504		36,850
Profit from operations	7,934		2,504		36,850
Depreciation and amortization	0		0		0
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	10,198		8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0		0		0
Farmlands and farmland improvements, net	0		0
Machinery, equipment and other fixed assets, net	0		0
Bearer plants, net	0		0
Work in progress	0		0
Right of use assets	0		0
Investment property	0		0
Goodwill	0		0
Biological assets	0		0
Finished goods	0		0
Raw materials, stocks held by third parties and others	0		0
Total segment assets	0		0
Borrowings	0		0
Lease liabilities	0		0
Total segment liabilities	0		0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0		0		0
Cost of goods sold and services rendered	0		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0		0		0
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	0		0		0
General and administrative expenses	(19,319)		(19,319)		(19,626)
Selling expenses	(202)		(165)		(178)
Other operating income, net	(161)		(175)		(167)
Profit from operations	(19,682)		(19,659)		(19,971)
Depreciation and amortization	(876)		(20)		0
Net (loss) / gain from Fair value adjustment of investment property	0		0		0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0		0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0		0		0
Farmlands and farmland improvements, net	0		0
Machinery, equipment and other fixed assets, net	0		0
Bearer plants, net	0		0
Work in progress	0		0
Right of use assets	294		905
Investment property	0		0
Goodwill	0		0
Biological assets	0		0
Finished goods	0		0
Raw materials, stocks held by third parties and others	0		0
Total segment assets	294		905
Borrowings	157,566		182,042
Lease liabilities	323		959
Total segment liabilities	157,889		183,001
Corporate | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0		0		0
Cost of goods sold and services rendered	0		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0		0		0
Changes in net realizable value of agricultural produce after harvest	0		0		0
Margin on manufacturing and agricultural activities before operating expenses	0		0		0
General and administrative expenses	(18,983)		(18,891)		(18,193)
Selling expenses	(195)		(142)		(145)
Other operating income, net	(169)		(152)		(131)
Profit from operations	(19,347)		(19,185)		(18,469)
Depreciation and amortization	(862)		0		0
Net (loss) / gain from Fair value adjustment of investment property	$ 0		$ 0		$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[2]	Net of 3,458 of Income tax.
[3]	Net of 2,978 of Income tax.
[4]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.